Accrued Liabilities	5 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued Liabilities	NOTE 4 - ACCRUED LIABILITIES As of December 31, 2016, the Company had accrued professional fees of $5,250.